Provisions and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Statement [line items]
Provisions and other current liabilities
(USD millions)	2017	2016

Taxes other than income taxes	660	547

Restructuring provisions	153	222

Accrued expenses for goods and services received but not invoiced	977	880

Accruals for royalties	586	550

Provisions for deductions from revenue	4 672	4 183

Accruals for compensation and benefits including social security	2 327	1 993

Environmental remediation liabilities	55	65

Deferred income	305	287

Provisions for product liabilities, governmental investigations and other legal matters [1]	121	131

Accrued share-based payments	261	199

Contingent considerations [2]	44	49

Other payables	1 042	722

Total provisions and other current liabilities	11 203	9 828

[1] Note 19 provides additional disclosures related to legal provisions.
[2] Note 28 provides additional disclosures related to contingent considerations.

Provisions for reduction of revenue
(USD millions)	2017	2016	2015

January 1	4 183	3 790	3 533

Impact of business combinations			3

Additions	17 997	16 622	15 603

Payments/utilizations	– 17 452	– 16 189	– 15 218

Changes in offset against gross trade receivables	– 252	10	50

Currency translation effects	196	– 50	– 181

December 31	4 672	4 183	3 790

Restructuring provisions movements
(USD millions)	2017	2016	2015

January 1	222	260	333

Additions	194	343	399

Cash payments	– 200	– 260	– 435

Releases	– 64	– 66	– 36

Transfers	– 7	– 76

Currency translation effects	8	21	– 1

December 31	153	222	260